Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,114,497
Proposed Maximum Offering Price per Unit | $ / shares	0.20
Maximum Aggregate Offering Price	$ 1,022,899.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 156.60
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.